Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods	$ 1,720,334	$ 1,147,590	$ 810,961
Revenue from rendering of services	11,305	7,015	12,884
Silver	626,799	415,399	196,340
Copper	588,441	483,547	466,558
Gold	388,004	326,742	279,731
Zinc	68,188	63,125	46,620
Lead	34,304	33,779	21,401
Manganese sulfate	9,114	3,658	0
Antimony	309	0	0
Revenue from sale of goods before commercial deductions	1,715,159	1,326,250	1,010,650
Commercial deductions	(122,045)	(172,273)	(196,893)
Revenue from contracts with customers	1,604,419	1,160,992	826,641
Revenue	1,731,639	1,154,605	823,845
Contracts with customers for sale of goods	1,593,114	1,153,977	813,757
Hedge operations	0	0	6,056
Adjustments to prior period liquidations	43,584	1,652	(450)
Fair Value of accounts receivables.	83,636	(8,039)	(8,402)
Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from rendering of services	11,305	7,015	12,884
Contracts with customers for sale of goods	1,095,510	792,883	530,103
Central America
Disclosure of Sales of goods [Line Items]
Contracts with customers for sale of goods	278,387	206,721	169,239
Asia [Member]
Disclosure of Sales of goods [Line Items]
Contracts with customers for sale of goods	93,683	58,344	59,308
Europe [Member]
Disclosure of Sales of goods [Line Items]
Contracts with customers for sale of goods	$ 125,534	$ 96,029	$ 55,107